Summary of Significant Accounting Policies (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	5 Months Ended
Jan. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of estimated useful lives of the assets

cost of property and equipment over their respective estimated useful lives on a straight-line basis using the half-year convention, as follows:

Description	Estimated Useful Lives
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 7 years or life of lease

Schedule of allocation of share-based compensation

The following summarizes the allocation of share-based compensation (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year ended	Year ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Cost of revenues	$—	$—	$—	$—
Content and software development	—	—	6	23
Selling and marketing	—	—	77	110
General and administrative	—	—	—	42

Schedule of changes to balance sheet line items and impact of financial statement on adoption of new ASU

A summary of the changes to balance sheet line items that resulted from the adoption of ASC 842 as of February 1, 2020 is as follows (in thousands):

	As of February 1, 2020
	As	Impact of
	Previously	Adoption of
	Reported	Topic 842	As Adjusted
Assets:
Right of use assets	$—	$19,415	$19,415
Liabilities:
Accrued expenses and other current liabilities	$29,267	$(2,116)	$27,151
Lease liabilities		3,500	3,500
Long-term lease liabilities	—	18,031	18,031

A summary of the changes to balance sheet line items that resulted from the adoption of ASC 606 as of February 1, 2019 is as follows (in thousands):

	As of February 1, 2019
	Prior to Adoption	Impact of Adoption
	of Topic 606	of Topic 606(3)	As Adjusted

Assets:
Prepaid expenses and other current assets(1)	$52,456	$(15,523)	$36,933
Other long-term assets(1)	6,037	10,131	16,168
Total assets	2,545,175	(5,392)	2,539,783
Liabilities:
Deferred revenue, current(2)	337,086	(3,859)	333,227
Total current liabilities	494,032	(3,859)	490,173
Deferred tax liabilities	31,949	(85)	31,864
Total long-term liabilities	3,968,468	(85)	3,968,383
Shareholder’s deficit:
Accumulated deficit	(1,910,846)	(1,448)	(1,912,294)
Total shareholder’s deficit	(1,917,325)	(1,448)	(1,918,773)
(1)

The net decrease in total assets of $(5,392) is due to changes in how commissions paid at the point of sale are now recognized over the expected period of economic benefit (versus the contractual term) and how commissions paid on renewals or upon future scheduled billings in committed contracts are recognized as expense. Commissions paid on renewals are recognized over the renewal term and commissions payable upon future scheduled billings in committed contract are expensed over the period of service if they require substantive future service from the employees.

(2)The reduction in deferred revenue is attributable to the elimination of the requirement to have VSOE of fair value for undelivered elements under the previous accounting standards for perpetual and term based software licenses, which can now be recognized upon transfer of control, whereas prior GAAP required ratable recognition of such licenses over the contractual service period when the Company was unable to establish VSOE of fair value for maintenance services sold at the same time as the license.

(3)See Note 17 for a further description of the components of revenue and related performance obligations under ASC 606 that resulted in cumulative changes to balance sheet accounts as a result of the adoption of ASC 606.

The impact of adopting Topic 606 on the Company’s consolidated financial statements was as follows (in thousands):

	As of January 31, 2020
		Impact of Adoption	Under Previous
	As Reported	of Topic 606(3)	GAAP
Assets:
Prepaid expenses and other current assets	$36,422	$12,028	$48,450
Other long-term assets	16,300	(11,692)	4,608
Total assets	1,986,265	336	1,986,601
Liabilities:
Deferred revenue, current	307,383	8,075	315,458
Total current liabilities	4,699,027	8,075	4,707,102
Deferred revenue, non-current	3,787	(3,787)	—
Total long-term liabilities	48,982	(3,787)	45,195
Shareholder’s deficit:
Accumulated deficit	(2,761,499)	(3,952)	(2,765,451)
Total shareholders’ deficit	(2,761,744)	(3,952)	(2,765,696)
Total revenues	$514,021	$(429)	$513,592
Selling and marketing	140,785	5,056	145,841
Operating loss	(403,216)	(5,485)	(408,701)
Loss before income taxes	(837,993)	(5,485)	(843,478)
Provision for income taxes	11,212	(85)	11,127
Net loss	(849,205)	(5,400)	(854,605)